787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 6, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock ETF Trust II
Securities Act File No. 333-236575
Investment Company Act File No. 811-23511
Post-Effective Amendment No. 37

Ladies and Gentlemen:

On behalf of BlackRock ETF Trust II (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 37 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add a new series to the Trust, the BlackRock High Yield Bond ETF (the “Fund”).

On or around May 20, 2024, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Fund’s expense table and other information up to date under Section 10(a)(3) of the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc:	Gladys Chang, Esq., BlackRock, Inc.
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP
Rachel I. Winters, Esq., Willkie Farr & Gallagher LLP

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